Shareholders' equity - Earnings per share - Continuing and discontinued operations (Details) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders' equity [abstract]
Net income - basic (in euros per share)	€ 0.63	€ 0.59	€ 0.95
Net income of continuing operations - basic (in euros per share)	0.63	0.58	0.10
Net income of discontinued operations - basic (in euros per share)	0.00	0.01	0.85
Net income - diluted (in euros per share)	0.62	0.59	0.95
Net income of continuing operations - diluted (in euros per share)	0.62	0.58	0.10
Net income of discontinued operations - diluted (in euros per share)	€ 0.00	€ 0.01	€ 0.85